Lease Commitment and Total Rental Expense (Tables)	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Future Minimum Rental Payments Due under Leases

The Company has operating leases under non-cancellable operating lease agreements for banking facilities and equipment. Future minimum rental payments due under the leases are as follows:

Years Ending December 31,	Amounts
2017	$252,922
2018	189,903
2019	189,410
2020	163,162
2021	163,162

$958,559